                                                      LifePoints Funds - Class D

                       FRANK RUSSELL INVESTMENT COMPANY
                        SUPPLEMENT DATED JULY 31, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1997
                   AS REVISED JUNE 6, 1997 AS SUPPLEMENTED
                             THROUGH JUNE 10, 1997

Effective July 31, 1997, the Emerging Markets Fund will be managed by the following money managers:

     Genesis Asset Managers, Ltd., 21 Knights Bridge, London, SW1X 7LY, is a limited liability company organized under the laws of the State of Guernsey, the Channel Islands, and has been engaged in the investment advisory business since 1990. Genesis Asset Managers, Ltd., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Genesis Asset Managers, Ltd. is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Ltd. is controlled 55% by management and assorted interests, and the balance held by outside shareholders, with the largest single holding being 15%.

     J.P. Morgan Investment Management Inc., 522 Fifth Avenue, 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan and Co. Incorporated, a publicly held bank holding company.

     Montgomery Asset Management, LLC, 101 California Street, San Francisco, CA 94111, is a Delaware limited liability company with majority ownership held by Commerzbank AG, a foreign banking organization.

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                                                                 Specialty Funds

                       FRANK RUSSELL INVESTMENT COMPANY
                        SUPPLEMENT DATED JULY 31, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1997
                   AS REVISED JUNE 1, 1997 AS SUPPLEMENTED
                             THROUGH JUNE 1, 1997

Effective July 31, 1997, the Emerging Markets Fund will be managed by the following money managers:

     Genesis Asset Managers, Ltd., 21 Knights Bridge, London, SW1X 7LY, is a limited liability company organized under the laws of the State of Guernsey, the Channel Islands, and has been engaged in the investment advisory business since 1990. Genesis Asset Managers, Ltd., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Genesis Asset Managers, Ltd. is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Ltd. is controlled 55% by management and assorted interests, and the balance held by outside shareholders, with the largest single holding being 15%.

     J.P. Morgan Investment Management Inc., 522 Fifth Avenue, 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan and Co. Incorporated, a publicly held bank holding company.

     Montgomery Asset Management, LLC, 101 California Street, San Francisco, CA 94111, is a Delaware limited liability company with majority ownership held by Commerzbank AG, a foreign banking organization.

                                                                   Class C Funds

                       FRANK RUSSELL INVESTMENT COMPANY
                        SUPPLEMENT DATED JULY 31, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1997
                   AS REVISED JUNE 1, 1997, AS SUPPLEMENTED
                             THROUGH JUNE 10, 1997

Effective July 31, 1997, the Emerging Markets Fund will be managed by the following money managers:

     Genesis Asset Managers, Ltd., 21 Knights Bridge, London, SW1X 7LY, is a limited liability company organized under the laws of the State of Guernsey, the Channel Islands, and has been engaged in the investment advisory business since 1990. Genesis Asset Managers, Ltd., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Genesis Asset Managers, Ltd. is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Ltd. is controlled 55% by management and assorted interests, and the balance held by outside shareholders, with the largest single holding being 15%.

     J.P. Morgan Investment Management Inc., 522 Fifth Avenue, 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan and Co. Incorporated, a publicly held bank holding company.

     Montgomery Asset Management, LLC, 101 California Street, San Francisco, CA 94111, is a Delaware limited liability company with majority ownership held by Commerzbank AG, a foreign banking organization.